Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0001086745
Registrant Name	StableX Technologies, Inc.
Registration File Number	333-290117
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A